Total Equity - Common stock - narrative (Details) - USD ($) $ / shares in Units, $ in Millions		12 Months Ended
	Dec. 29, 2021	Dec. 31, 2022	Dec. 31, 2021
Total Equity
Reduction of issued capital purchases for cancellation		$ 199.6	$ 1,058.1
Fairfax subordinate voting shares
Total Equity
Purchases for cancellation (in shares)		387,790	2,137,923
Treasury shares acquired (in shares)		295,474	293,197
Value of treasury shares purchased		$ 148.2	$ 132.6
Fairfax subordinate voting shares | Normal course issuer bids
Total Equity
Purchases for cancellation (in shares)		387,790	137,923
Cost of shares purchased for cancellation		$ 199.6	$ 58.1
Fairfax subordinate voting shares | Substantial issuer bid
Total Equity
Purchases for cancellation (in shares)	2,000,000
Purchases for cancellation (in dollars per share)	$ 500.00
Cash paid for stock repurchase	$ 1,000.0
Reduction of issued capital purchases for cancellation	504.6
Additional paid-up capital	$ 495.4
Retained earnings
Total Equity
Reduction of issued capital purchases for cancellation		103.5	528.5
Retained earnings | Normal course issuer bids
Total Equity
Reduction of issued capital purchases for cancellation		$ 103.5	$ 23.9